Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2023
RIGHT-OF-USE-ASSETS
Summary of changes in right of use assets

	Land	Buildings, Net	Other Plants and equipment	Right-of-use assets, Net
Movements in 2023	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2023	216,012,927	-	17,685,505	233,698,432
New assets contracts, by right-of use	16,726,443	30,477,107	—	47,203,550
Increases (decreases) from foreign currency translation differences, net	9,238,845	(635,842)	150,451	8,753,454
Depreciation (1)	(7,094,687)	(5,286,457)	(1,013,505)	(13,394,649)
Retirements	—	(15,677)	—	(15,677)
Decreases for classification as held for sale (2)	(7,192,555)	—	—	(7,192,555)
Total movements	11,678,046	24,539,131	(863,054)	35,354,123
Closing balance as of December 31, 2023	227,690,973	24,539,131	16,822,451	269,052,555

	Land	Buildings, Net	Other Plants and equipment	Right-of-use assets, Net
Movements in 2022	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2022	140,588,971	—	20,199,890	160,788,861
New assets contracts, by right-of use	61,567,317	—	429,537	61,996,854
Increases (decreases) from foreign currency translation differences, net	19,926,031	—	368,947	20,294,978
Depreciation (1)	(6,069,392)	—	(1,763,885)	(7,833,277)
Retirements	—	—	(418,215)	(418,215)
Decreases for classification as held for sale (3)	—	—	(1,130,769)	(1,130,769)
Total movements	75,423,956	—	(2,514,385)	72,909,571
Closing balance as of December 31, 2022	216,012,927	—	17,685,505	233,698,432

(1)	See Note 31.a)
(2)	See Note 5.1.
(3)	See Note 5.3

Schedule of future payments derived from those contracts

	As of December 31,
	2023			2022
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	33,002,320	8,864,127	24,138,193	26,961,235	7,940,599	19,020,636
From one to two years	18,156,807	8,625,314	9,531,493	12,870,321	7,747,979	5,122,342
From two to three years	17,614,228	7,964,453	9,649,775	12,572,768	7,731,707	4,841,061
From three to four years	17,420,525	7,839,832	9,580,693	12,452,751	7,572,337	4,880,414
From four to five years	17,509,738	7,494,285	10,015,453	12,312,890	7,408,571	4,904,319
More than five years	333,452,345	128,305,732	205,146,613	326,982,549	130,065,766	196,916,783
Total	437,155,963	169,093,743	268,062,220	404,152,514	168,466,959	235,685,555

Schedule of Total Future Lease Payments

	As of December 31,	As of December 31,
	2023	2022
	ThCh$	ThCh$
Less than one year	1,102,423	1,371,547
From one to two years	—	—
From two to three years	—	—
From three to four years	—	—
From four to five years	—	—
More than five years	—	—
Total	1,102,423	1,371,547